Commitments and Contingencies - Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Statement Line Items [Line Items]
Total	$ 950
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Service and manufacturing	931
1 - 3 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	12
4 - 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	4
More than 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	$ 3